JULIE COLLETT
Senior Director & Counsel
(303) 902-9135
julie.collett@equitable.com

September 7, 2021

VIA EDGAR
Securities and Exchange Commission 100 F Street, N.E.
Washington, D.C. 20549

Re: Equitable Financial Life Insurance Company

       Post-Effective Amendment No. 1 to Form S-3 Registration Statement

       Registration Statement No. 333-258880

       CIK 0000727920

Commissioners:

On behalf of Equitable Financial Life Insurance Company (“Equitable Financial”), we are filing herewith, electronically via EDGAR, Equitable Financial’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”) with respect to interests in the Structured Investment Option (SIO) under the Investment Edge® 21.0 contracts to be offered by Equitable Financial.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the SIO design as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this initial Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff.

The principal changes to the SIO are:

1.	Adding dual direction segment types;

2.	Adding new buffers for standard segment types;

3.	Adding new 5-year standard segment types; and

4.	Changing the Contract Fee for Investment Edge® ADV.

Under these circumstances, we believe a limited staff review is appropriate.

We would like to have the SIO effective by December 31, 2021. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before October 22, 2021, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the supplement. Also, we will provide any additional exhibits that might be necessary.

At the appropriate time, Equitable Financial will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

Please contact the undersigned at (303) 902-9135 if you have any questions or comments.

Very truly yours,

/s/ Julie Collett

Julie Collett

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104